FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 399,321	$ 7,718,544
Other Investment | Level 1
Fair value by hierarchy
Financial assets at fair value	1,476,793	2,110,414
Other Investment | Level 2
Fair value by hierarchy
Financial assets at fair value		739,071
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value	1,885,553	$ 7,885,937
Other Finance debt | Level 2
Fair value by hierarchy
Financial liabilities, at fair value	$ 89,164